MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) shares in Millions, $ in Billions	Nov. 29, 2021	Jun. 21, 2021
Corporate information and statement of IFRS compliance [abstract]
Loan payable to Brookfield Business Partners		$ 1.9
Common shares transferred (in shares)	7	7